Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Dividend Opportunity Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund - Class A | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund - Class A | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund - Class A | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund - Class A | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund - Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund - Class A | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund - Class A | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund - Class A | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund - Class A | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Class C | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Class C | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Class C | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Class C | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Class C | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Class C | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Class C | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Class C | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Class C | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Institutional Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Institutional Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Institutional Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Institutional Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Institutional Class | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Institutional Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Institutional Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Institutional 2 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Institutional 2 Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Institutional 3 Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Institutional 3 Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Class R | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Class R | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Class R | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Class R | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Class R | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Class R | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Class R | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Class R | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class R | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Class R | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Class R | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Dividend Opportunity Fund-Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Dividend Opportunity Fund-Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Dividend Opportunity Fund-Class S | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Dividend Opportunity Fund-Class S | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Dividend Opportunity Fund-Class S | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Dividend Opportunity Fund-Class S | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Dividend Opportunity Fund-Class S | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Opportunity Fund-Class S | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Opportunity Fund-Class S | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class S | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Dividend Opportunity Fund-Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Dividend Opportunity Fund-Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Dividend Opportunity Fund-Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Dividend Opportunity Fund-Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Dividend Opportunity Fund-Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Dividend Opportunity Fund-Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Dividend Opportunity Fund-Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Dividend Opportunity Fund-Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Opportunity Fund-Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Dividend Opportunity Fund-Class S | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Dividend Opportunity Fund-Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Columbia Dividend Opportunity Fund-Class S | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Opportunity Fund-Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%